Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remuneration of Key Management Personnel [Line Items]
Post-employment severance payments	$ 50
Contribution pension schemes	$ 36	$ 21	$ 25